Operating Leases (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leases, Rent Expense [Abstract]
Rent expense	$ 64,355	$ 65,631	$ 59,207
Pole rental expense	15,551	14,939	15,000
Minimum future annual payments for all operating leases for continuing operations, including pole rentals [Abstract]
2011	72,600
2012	73,105
2013	67,870
2014	66,139
2015	59,314
Thereafter	$ 119,087